N-2 - USD ($)				3 Months Ended
		Sep. 27, 2022	Sep. 19, 2022	Aug. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001288992
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Eaton Vance Floating-Rate Income Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder transaction expenses

  Sales load paid by you (as a percentage of offering price)

1.00%(1)

  Offering expenses (as a percentage of offering price)

None(2)

  Dividend reinvestment plan fees

		$5.00(3)
Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Annual expenses

Percentage of net assets attributable to

Common Shares(4)

  Investment advisory fee

1.11%(5)

  Interest and fee expense(7)

0.92%(6)

  Other expenses

0.14%

  Acquired Fund Fees and Expenses

0.04%

Total annual Trust operating expenses

		2.21%
Interest Expenses on Borrowings [Percent]	[4],[5],[6]	0.92%
Incentive Fees [Percent]	[6],[7]	1.11%
Acquired Fund Fees and Expenses [Percent]	[6]	0.04%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.14%
Total Annual Expenses [Percent]	[6]	2.21%
Expense Example [Table Text Block]

EXAMPLE

The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses of 2.21% of net assets attributable to Common Shares in years 1 through 10; (ii) a sales load of 1.00%; (iii) a 5% annual return; and (iv) all distributions are reinvested at NAV:

1 Year	3 Years	5 Years	10 Years
$32	$78	$127	$262

Expense Example, Year 01		$ 32
Expense Example, Years 1 to 3		78
Expense Example, Years 1 to 5		127
Expense Example, Years 1 to 10		$ 262
Purpose of Fee Table , Note [Text Block]

The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table reflects the Trust’s average borrowings and the issuance of variable rate term preferred shares (“VRTP”), and shows Trust expenses as a percentage of net assets attributable to Common Shares for the year ended May 31, 2022.

Management Fee not based on Net Assets, Note [Text Block]		The advisory fee paid by the Trust to the Adviser is based on the average daily gross assets of the Trust, including all assets attributable to any form of investment leverage that the Trust may utilize. Accordingly, if the Trust were to increase investment leverage in the future, the advisory fee will increase as a percentage of net assets.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

Market and Net Asset Value Information

Our Common Shares are listed on the NYSE under the symbol “EFT.” Our Common Shares commenced trading on the NYSE in 2004.

Our Common Shares have traded both at a premium and a discount to net asset value or NAV. We cannot predict whether our shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of Common Shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock. Our issuance of Common Shares may have an adverse effect on prices in the secondary market for our Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for our Common Shares. Shares of Common Stock of closed-end investment companies frequently trade at a discount from NAV. See “Prospectus Summary—Special Risk Considerations—Discount from or premium to NAV” on page 9 of the accompanying Prospectus.

The following table sets forth for the period indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Trust’s Common Shares were trading as of the same date. NAV is determined no less frequently than daily, generally on each day of the week that the NYSE is open for trading. See “Determination of Net Asset Value” on page 30 of the accompanying SAI for information as to the determination of the Trust’s net asset value.

	Market Price		NAV per Share on Date of Market Price		NAV Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
August 31, 2022	$12.97	$11.52	$13.41	$13.03	(3.28)%	(11.59)%

On September 19, 2022, the last reported sale price, NAV per Common Share and percentage premium/(discount) to NAV per Common Share, were $11.67, $12.97 and (10.02)%, respectively.  As of September 19, 2022, the Trust had 29,090,415 Common Shares outstanding and net assets of $377,209,761.

Latest Share Price			$ 11.67
Latest Premium (Discount) to NAV [Percent]			(10.02%)
Latest NAV			$ 12.97
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Capitalization

We may offer and sell up to 4,741,359 of our Common Shares, $0.01 par value per share, from time to time through the Dealer as sub-placement agent under this Prospectus Supplement and the accompanying Prospectus. This amount represents Common Shares previously registered on Form N-2 (Reg. No. 333-231534) that are unsold and are being carried forward as permitted by Rule 415(a)(6) and Rule 457(p) under the 1933 Act.  There is no guarantee that there will be any sales of our Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus.  The table below assumes that we will sell 4,741,359 Common Shares at a price of $11.67 per share (the last reported sale price per share of our Common Shares on the NYSE on September 19, 2022). Actual sales, if any, of our Common Shares under this Prospectus Supplement and the accompanying Prospectus may be greater or less than $11.67 per share, depending on the market price of our Common Shares at the time of any such sale. To the extent that the market price per share of our Common Shares on any given day is less than the net asset value per share on such day, we will instruct the Dealer not to make any sales on such day.

The following table sets forth our capitalization:

•on a historical basis as of May 31, 2022 (audited); and

•on a pro forma as adjusted basis to reflect the assumed sale of 4,741,359 Common Shares at $11.67 per share (the last reported sale price for our Common Shares on the NYSE on September 19, 2022), in an offering under this Prospectus Supplement and the accompanying Prospectus, after deducting the assumed commission of $553,317 (representing an estimated commission to the Distributor of 1.00% of the gross proceeds of the sale of Common Shares, of which a certain percentage will be paid to the Dealer in connection with sales of Common Shares effected in this Offering).

	As of May 31, 2022 (audited)	Pro Forma (unaudited)
	Actual	As Adjusted
Net assets	$385,295,481	$440,073,824
$0.01 par value per share of common shares outstanding	$290,904	$338,318
Additional paid-in capital	$466,834,966	$521,613,309
Accumulated loss	$(81,830,389)	$(81,877,803)
Net Assets	$385,295,481	$440,073,824
Net asset value per share	$13.24	$13.01
Common shares issued and outstanding	29,090,415	33,831,774

Outstanding Securities [Table Text Block]

The following table provides information about our outstanding Common Shares as of September 19, 2022:

Title of Class	Amount Authorized	Amount Held by the Trust or for its Account	Amount Outstanding
Common Shares	Unlimited	0	29,090,415

Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		29,090,415
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 13.03
Highest Price or Bid				13.41
Lowest Price or Bid, NAV				11.52
Highest Price or Bid, NAV				$ 12.97
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(3.28%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(11.59%)

[1]	Represents the estimated commission with respect to the Trust’s Common Shares being sold in this Offering. There is no guarantee that there will be any sales of the Trust’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Trust’s Common Shares at the time of any such sale.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	Eaton Vance will pay the expenses of the Offering (other than the applicable commissions); therefore, Offering expenses are not included in the Summary of Trust Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (including this Prospectus Supplement, the accompanying Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.
[4]	As of May 31, 2022, the Trust’s outstanding borrowings of 24.01% and VRTP of 13.07% represented approximately 37.08% leverage.
[5]	Interest and fee expense relates to VRTP and the notes payable.
[6]	Stated as percentage of average net assets attributable to Common Shares for the year ended May 31, 2022.
[7]	The advisory fee paid by the Trust to the Adviser is based on the average daily gross assets of the Trust, including all assets attributable to any form of investment leverage that the Trust may utilize. Accordingly, if the Trust were to increase investment leverage in the future, the advisory fee will increase as a percentage of net assets.